Capital Stock (Details 3) - Years	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Expected option life (in years)	4.4	4.5
Risk free interest rate		1.71%
Dividend yield	0.00%	0.00%
Expected volatility		80.44%
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Expected option life (in years)			4.8
Risk free interest rate	1.92%		0.52%
Expected volatility	85.14%		115.59%
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Expected option life (in years)			5.0
Risk free interest rate	2.04%		0.67%
Expected volatility	93.72%		117.56%